SCHEDULE OF BENEFIT OBLIGATIONS CHANGE IN ASSUMPTION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Retirement Benefits [Abstract]
25 basis point decrease in discount rate	$ 429
25 basis point increase in discount rate	$ (377)